Current Equity Investments - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Investment in Haleon plc [member] | Glaxo Group Limited [member]
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	5.40%
Investment in Haleon plc [member] | Scottish Limited Partnerships [Member]
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	7.50%
Investment in Haleon plc [member] | ESOP Trusts [Member]
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Percentage of ownership	0.60%
Current Equity Investments Measured As FVTPL [Member] | Current Equity Investments [Member]
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Net fair value movements through profit or loss	£ 233
Current Equity Investments Measured As FVTPL [Member] | Current Equity Investments [Member] | Investment in Haleon plc [member]
Disclosure Of Detailed Information About Current Equity Investments [Line Items]
Fair value gain through profit or loss	229
Other Adjustments of Fair Value Measurement Assets	4
Net fair value movements through profit or loss	£ 233